Leases - Related Party (Details 3) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
2021 (excluding the three months ended March 31, 2021)	$ 270,000	$ 315,000
2022	373,800	330,750
2023	396,900	347,287
2024	416,745	364,652
2025	437,582
Total	1,895,027	1,357,689
Less: Imputed interest	(17,015)	(46,556)
Present value of lease liabilities	$ 1,878,012	$ 1,311,133